LOAN PAYABLE (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loan payable	$ 33,526	$ 50,425	$ 33,277
Current portion of loan payable	(33,526)	(50,425)
Loan payable, less current portion
Loans Payable [Member]
Loan payable		50,425
Loans Payable 1 [Member]
Loan payable			$ 33,277